STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share-based Payment Arrangements [Abstract]
Number of options, beginning of year (in shares) | shares	2,637,890	3,732,524
Number of options, Granted (in shares) | shares	850,700	993,740
Number of options, Exercised (in shares) | shares	(679,706)	(1,603,557)
Number of options, Forfeited (in shares) | shares	(89,272)	(484,817)
Number of options, end of year (in shares) | shares	2,719,612	2,637,890
Number of options, Exercisable, end of year (in shares) | shares	1,059,590	924,562
Weighted average exercise price, beginning of year | $	$ 49.42	$ 43.70
Weighted average exercise price, Granted | $	58.88	59.71
Weighted average exercise price of share options exercised in share-based payment arrangement | $	45.20	42.10
Weighted average exercise price, Forfeited | $	55.94	50.74
Weighted average exercise price, end of year | $	53.22	49.42
Weighted average exercise price, Exercisable, end of year | $	$ 46.26	$ 42.32